Provisions (Tables)	6 Months Ended
Dec. 31, 2024
Provisions [abstract]
Provisions

	31 Dec 2024	30 Jun 2024
	US$'000	US$'000
Current liabilities
Non-refundable sales tax and other provisions	17,816	13,375